Morgan Stanley Quality Income Trust
LETTER TO THE SHAREHOLDERS / / FEBRUARY 28, 2003

Dear Shareholder:
The six-month period ended February 28, 2003, followed a period in which prolonged economic weakness caused interest rates to tumble and corporate-governance and accounting scandals hurt many corporate security issues. These factors kept the economy weak and caused most corporate bond yields to remain high relative to yields on comparable government securities. The values of bonds issued by a number of firms were also seriously impaired. As the period progressed, however, the rate at which additional accounting and governance problems surfaced appeared to diminish.

Geopolitical problems involving Iraq and the ongoing war on terrorism cast a shadow over the markets during the period under review. The resulting weakness in the economic outlook allowed government bond yields to decline to their lowest levels in 40 years, and prompted the Federal Reserve Board to cut the federal funds rate from 1.75 percent to 1.25 percent in November. By the end of February, there were growing expectations for another cut. Some analysts even expected the economy to dip back into recession.

Market pessimism was a mixed blessing for investors in the corporate bond market. Declining yields certainly benefited investment-grade bond prices. However, the resulting uncertainty about the economy and individual corporate outlooks caused corporate yields to remain high relative to government security yields. Moreover there was a wide disparity within the market with issues that were deemed to be more vulnerable trading at junk- bond levels despite their investment-grade credit ratings and issues that were perceived to be less vulnerable trading at relatively lower yield levels.

Performance and Portfolio Strategy
In January, the Board of Trustees approved a change to one of the Fund's investment strategies, whereby the Fund would change its current strategy of investing at least 80 percent of its assets in intermediate-term, investment-grade fixed-income securities to one of investing at least 80 percent of its assets in investment-grade credit bonds at the time of purchase. In addition, the Fund will no longer seek to maintain an average weighted maturity of between three to ten years. The Fund's portfolio management team believes that this change in investment strategy will give the Fund greater investment flexibility as it seeks to provide high current income consistent with safety of principal.

Please note that in connection with this change in investment strategy, the Fund's Board of Trustees approved changing the Fund's name from Morgan Stanley Intermediate Income Securities to Morgan Stanley Quality Income Trust. Both the change in investment strategy and the change of name were effective on April 30, 2003. At that time, the Fund will offer an updated prospectus reflecting the above-mentioned changes and other related modifications to the Fund's investment strategies.

Morgan Stanley Quality Income Trust
LETTER TO THE SHAREHOLDERS / / FEBRUARY 28, 2003 CONTINUED

For the six-month period ended February 28, 2003, Morgan Stanley Quality Income Trust Class A, B, C and D shares produced total returns of 3.16 percent, 2.98 percent, 2.97 percent and 3.31 percent, respectively. During the same period, the Lehman Brothers Intermediate U.S. Government/Credit Index produced a total return of 4.97 percent.* THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE TOTAL RETURN FIGURES GIVEN ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, PERFORMANCE WOULD BE LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

During the period, interest rates fell to levels that we believed were inconsistent with an eventual return to normal economic conditions. We reduced the interest-rate sensitivity of the Fund in order to brace for a potential rise in interest rates. With interest rates instead continuing to fall, the Fund's lower interest-rate sensitivity handicapped its performance.

Performance was also hindered by credit selection with several investments underperforming the rest of the corporate bond market.

Looking Ahead
We anticipate that one long-term consequence of the recent corporate difficulties will be greater transparency in corporate-reporting standards. This trend should allow for a higher level of investor confidence in the quality of the information provided. As we enter the second half of the Fund's fiscal year, we believe that corporate securities, with higher yields relative to Treasury securities than has been typical during the last 20 years, offer good value.

We appreciate your ongoing support of Morgan Stanley Quality Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

------------------
* The Lehman Brothers Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Quality Income Trust
FUND PERFORMANCE / / FEBRUARY 28, 2003

                                   AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED FEBRUARY 28, 2003
 -----------------------------------------------------------------------------------------------------------------------------------
                         CLASS A SHARES*                                                   CLASS B SHARES**
 ----------------------------------------------------------------  -----------------------------------------------------------------
 1 Year                        6.99%(1)            2.45%(2)        1 Year                         6.39%(1)            1.39%(2)
 5 Years                       5.28%(1)            4.37%(2)        5 Years                        4.48%(1)            4.14%(2)
 Since Inception
  (07/28/97)                   5.40%(1)            4.58%(2)        10 Years                       4.83%(1)            4.83%(2)

                         CLASS C SHARES+                                                   CLASS D SHARES++
 ----------------------------------------------------------------  -----------------------------------------------------------------
 1 Year                        6.27%(1)            5.27%(2)        1 Year                         6.96%(1)
 5 Years                       4.49%(1)            4.49%(2)        5 Years                        5.30%(1)
 Since Inception
  (07/28/97)                   4.59%(1)            4.59%(2)        Since Inception (07/28/97)     5.41%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CDSC FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Quality Income Trust
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                         COUPON        MATURITY
THOUSANDS                                                          RATE           DATE             VALUE

------------------------------------------------------------------------------------------------------------

             Corporate Bonds (24.7%)
             AEROSPACE & DEFENSE (0.8%)
 $   160     Boeing Capital Corp...............................   6.10 %        03/01/11        $    169,311
     425     Lockheed Martin Corp..............................    7.25         05/15/06             481,380
      60     Raytheon Co.......................................    8.30         03/01/10              71,356
     383     Systems 2001 Asset Trust -- 144A*.................   6.664         09/15/13             417,783
                                                                                                ------------
                                                                                                   1,139,830
                                                                                                ------------
             AIR FREIGHT/COURIERS (0.2%)
     280     FedEx Corp........................................    7.25         02/15/11             325,195
                                                                                                ------------
             AIRLINES (0.3%)
     357     Continental Airlines, Inc. (Series 991A)..........   6.545         02/02/19             301,259
     120     Southwest Airlines Co.............................   5.496         11/01/06             128,733
                                                                                                ------------
                                                                                                     429,992
                                                                                                ------------
             AUTO PARTS: O.E.M. (0.7%)
     265     Dana Corp.........................................    9.00         08/15/11             268,975
     365     Delphi Automotive Systems Corp....................   6.125         05/01/04             377,840
     265     Johnson Controls, Inc.............................    5.00         11/15/06             281,524
                                                                                                ------------
                                                                                                     928,339
                                                                                                ------------
             BROADCASTING (0.1%)
     125     Clear Channel Communications, Inc.................    7.25         09/15/03             128,032
                                                                                                ------------
             BUILDING PRODUCTS (0.1%)
     160     Masco Corp........................................   4.625         08/15/07             165,389
                                                                                                ------------
             CABLE/SATELLITE TV (0.5%)
     135     Comcast Corp......................................    6.50         01/15/15             142,809
     190     Cox Communications, Inc...........................   7.125         10/01/12             216,218
     225     TCI Communications, Corp..........................    8.00         08/01/05             243,227
                                                                                                ------------
                                                                                                     602,254
                                                                                                ------------
             CASINO/GAMING (0.2%)
     290     Harrah's Operating Co., Inc.......................    8.00         02/01/11             328,693
                                                                                                ------------
             CHEMICALS: AGRICULTURAL (0.2%)
     190     Monsanto Co.......................................   7.375         08/15/12             213,463
                                                                                                ------------
             DEPARTMENT STORES (0.5%)
     200     Federated Department Stores, Inc..................    8.50         06/01/10             241,379
     130     May Department Stores Co..........................   6.875         11/01/05             142,922
     245     May Department Stores Co..........................    5.95         11/01/08             266,772
                                                                                                ------------
                                                                                                     651,073
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Quality Income Trust
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                        COUPON         MATURITY
THOUSANDS                                                         RATE            DATE             VALUE

------------------------------------------------------------------------------------------------------------

             DRUGSTORE CHAINS (0.3%)
 $   425     CVS Corp..........................................   5.625%        03/15/06        $    463,200
                                                                                                ------------
             ELECTRIC UTILITIES (0.3%)
     105     Cincinnati Gas & Electric Co......................    5.70         09/15/12             111,325
      55     Detroit Edison Co.................................   6.125         10/01/10              61,138
      50     Florida Power & Light Co..........................    4.85         02/01/13              52,209
     130     Public Service Electric & Gas Co..................    5.00         01/01/13             133,910
                                                                                                ------------
                                                                                                     358,582
                                                                                                ------------
             ELECTRICAL PRODUCTS (0.1%)
     170     Cooper Industries Inc.............................    5.25         07/01/07             177,525
                                                                                                ------------
             ENVIRONMENTAL SERVICES (0.3%)
     310     USA Waste Services, Inc...........................   7.125         10/01/07             345,036
                                                                                                ------------
             FINANCE/RENTAL/LEASING (2.0%)
     625     American General Finance Corp.....................   5.875         07/14/06             680,099
     265     Ford Motor Credit Co..............................    7.25         10/25/11             254,617
     800     Ford Motor Credit Co..............................   7.375         10/28/09             790,749
     335     MBNA Corp.........................................   6.125         03/01/13             340,611
     525     Toyota Motor Credit Corp..........................    5.65         01/15/07             578,954
                                                                                                ------------
                                                                                                   2,645,030
                                                                                                ------------
             FINANCIAL CONGLOMERATES (1.1%)
      40     Boeing Capital Corp...............................    6.50         02/15/12              43,247
     170     Boeing Capital Corp...............................    5.80         01/15/13             176,117
     425     Citigroup Inc.....................................    6.00         02/21/12             473,595
     100     Citigroup Inc.....................................   5.625         08/27/12             107,724
     660     General Electric Capital Corp.....................   5.375         03/15/07             716,744
                                                                                                ------------
                                                                                                   1,517,427
                                                                                                ------------
             FOOD RETAIL (0.9%)
     425     Albertson's, Inc..................................    7.50         02/15/11             497,489
     425     Kroger Co.........................................    6.80         04/01/11             474,085
     160     Safeway Inc.......................................    6.15         03/01/06             174,090
                                                                                                ------------
                                                                                                   1,145,664
                                                                                                ------------
             FOOD: MEAT/FISH/DAIRY (0.2%)
     230     Conagra Foods, Inc................................    6.00         09/15/06             253,618
                                                                                                ------------
             FOREST PRODUCTS (0.5%)
     630     Weyerhaeuser Co...................................    5.50         03/15/05             663,463
                                                                                                ------------
             GAS DISTRIBUTORS (0.6%)
     470     Consolidated Natural Gas Co.......................   5.375         11/01/06             505,226

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Quality Income Trust
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                        COUPON         MATURITY
THOUSANDS                                                         RATE            DATE             VALUE

------------------------------------------------------------------------------------------------------------

 $    62     Ras Laffan Liquid Natural Gas Co. Ltd. -- 144A*
              (Qatar)..........................................   7.628%        09/15/06        $     65,140
     215     Ras Laffan Liquid Natural Gas Co. Ltd. -- 144A*
              (Qatar)..........................................   8.294         03/15/14             232,178
      65     Sempra Energy.....................................    6.00         02/01/13              67,705
                                                                                                ------------
                                                                                                     870,249
                                                                                                ------------
             HOME BUILDING (0.3%)
     135     Centex Corp.......................................   7.875         02/01/11             157,249
     220     Pulte Homes, Inc..................................   7.875         08/01/11             254,225
                                                                                                ------------
                                                                                                     411,474
                                                                                                ------------
             HOME FURNISHINGS (0.1%)
     130     Mohawk Industries, Inc. (Class C).................    6.50         04/15/07             142,614
                                                                                                ------------
             HOME IMPROVEMENT CHAINS (0.3%)
     300     Lowe's Companies Inc..............................    7.50         12/15/05             340,534
                                                                                                ------------
             HOSPITAL/NURSING MANAGEMENT (0.6%)
     335     HCA Inc...........................................   7.125         06/01/06             359,744
     460     Manor Care, Inc...................................    8.00         03/01/08             483,000
                                                                                                ------------
                                                                                                     842,744
                                                                                                ------------
             HOTELS/RESORTS/CRUISELINES (0.7%)
     195     Hyatt Equities LLC -- 144A*.......................   6.875         06/15/07             197,884
     195     Marriott International, Inc. (Series D)...........   8.125         04/01/05             211,739
     265     Marriott International, Inc. (Series E)...........    7.00         01/15/08             290,415
     195     Starwood Hotels & Resorts Worldwide, Inc. --
              144A*............................................   7.375         05/01/07             191,100
                                                                                                ------------
                                                                                                     891,138
                                                                                                ------------
             INDUSTRIAL CONGLOMERATES (0.4%)
     515     Honeywell International, Inc......................   5.125         11/01/06             548,266
                                                                                                ------------
             INSURANCE BROKERS/SERVICES (0.3%)
     410     Marsh & Mclennan Companies, Inc. -- 144A*.........   5.375         03/15/07             443,566
                                                                                                ------------
             INTEGRATED OIL (0.4%)
     305     Conoco Inc........................................    5.90         04/15/04             319,223
     225     ConocoPhillips....................................    8.50         05/25/05             255,181
                                                                                                ------------
                                                                                                     574,404
                                                                                                ------------
             INVESTMENT BANKS/BROKERS (1.2%)
     580     Goldman Sachs Group Inc...........................   6.875         01/15/11             661,734
   1,000     Lehman Brothers Holdings, Inc.***.................   6.125         07/15/03           1,016,878
                                                                                                ------------
                                                                                                   1,678,612
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Quality Income Trust
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                        COUPON         MATURITY
THOUSANDS                                                         RATE            DATE             VALUE

------------------------------------------------------------------------------------------------------------

             INVESTMENT MANAGERS (0.6%)
 $   735     TIAA Global Markets -- 144A*......................   5.00 %        03/01/07        $    785,021
                                                                                                ------------
             LIFE/HEALTH INSURANCE (1.7%)
     365     Equitable Life Assurance Society -- 144A*.........    6.95         12/01/05             407,680
     475     John Hancock Global Funding II -- 144A*...........    7.90         07/02/10             569,136
     500     Metropolitan Life Insurance Co. -- 144A*..........    6.30         11/01/03             516,108
     335     Monumental Global Funding II -- 144A*.............    6.05         01/19/06             368,190
     410     Prudential Funding LLC (Series MTN) -- 144A*......    6.60         05/15/08             457,245
                                                                                                ------------
                                                                                                   2,318,359
                                                                                                ------------
             MAJOR BANKS (0.7%)
     305     Bank One Corp.***.................................    6.00         02/17/09             338,465
     475     First Union National Bank***......................    7.80         08/18/10             583,612
                                                                                                ------------
                                                                                                     922,077
                                                                                                ------------
             MAJOR TELECOMMUNICATIONS (1.0%)
     125     AT&T Corp.........................................    7.80         11/15/11             135,672
     165     British Telecommunications PLC (United Kingdom)...   8.375         12/15/10             199,944
     150     Deutsche Telekom International Finance Corp.
              (Netherlands)....................................    8.50         06/15/10             174,743
      80     Verizon Communications............................    6.36         04/15/06              87,894
     165     Verizon Global Funding Corp.......................    7.25         12/01/10             192,052
     480     Verizon New England Inc...........................    6.50         09/15/11             540,230
                                                                                                ------------
                                                                                                   1,330,535
                                                                                                ------------
             MANAGED HEALTH CARE (1.0%)
     340     Aetna, Inc........................................   7.875         03/01/11             397,623
      60     Anthem, Inc.......................................    6.80         08/01/12              67,838
     295     Health Net, Inc...................................   8.375         04/15/11             341,295
     270     UnitedHealth Group Inc............................    7.50         11/15/05             303,664
     175     Wellpoint Health Network, Inc.....................   6.375         06/15/06             193,361
                                                                                                ------------
                                                                                                   1,303,781
                                                                                                ------------
             MEDIA CONGLOMERATES (0.3%)
     185     AOL Time Warner Inc...............................    6.75         04/15/11             193,829
     250     News American Inc.................................   6.625         01/09/08             272,308
                                                                                                ------------
                                                                                                     466,137
                                                                                                ------------
             MOTOR VEHICLES (1.0%)
     340     DaimlerChrysler North American Holdings Co........    8.00         06/15/10             393,507
   1,000     General Motors Corp.***...........................    7.20         01/15/11           1,018,249
                                                                                                ------------
                                                                                                   1,411,756
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Quality Income Trust
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                        COUPON         MATURITY
THOUSANDS                                                         RATE            DATE             VALUE

------------------------------------------------------------------------------------------------------------

             MULTI-LINE INSURANCE (1.1%)
 $   545     AIG SunAmerica Global Finance -- 144A*............   6.30 %        05/10/11        $    618,884
     250     Farmers Insurance Exchange -- 144A*...............    8.50         08/01/04             251,652
     500     Hartford Financial Service Group, Inc. (The)......    7.75         06/15/05             556,797
      80     Nationwide Mutual Insurance -- 144A*..............    6.50         02/15/04              82,560
                                                                                                ------------
                                                                                                   1,509,893
                                                                                                ------------
             OIL & GAS PRODUCTION (0.4%)
      35     Devon Financing Corp..............................   6.875         09/30/11              39,795
     115     Kerr-McGee Corp...................................   5.875         09/15/06             123,730
     210     PEMEX Project Funding Master Trust -- 144A*.......   7.875         02/01/09             228,375
      90     PEMEX Project Funding Master Trust................   9.125         10/13/10             102,938
                                                                                                ------------
                                                                                                     494,838
                                                                                                ------------
             OTHER CONSUMER SERVICES (0.1%)
     175     Cendant Corp......................................   7.375         01/15/13             182,801
                                                                                                ------------
             PULP & PAPER (0.4%)
     105     Abitibi-Consolidated Inc. (Canada)................    8.55         08/01/10             115,561
     130     International Paper Co. -- 144A*..................    5.85         10/30/12             138,677
     105     MeadWestVaco Corp.................................    6.85         04/01/12             118,452
     105     Sappi Papier Holding AG -- 144A* (Austria)........    6.75         06/15/12             118,689
                                                                                                ------------
                                                                                                     491,379
                                                                                                ------------
             RAILROADS (0.7%)
     535     Norfolk Southern Corp.***.........................   7.875         02/15/04             566,499
     395     Union Pacific Corp................................    5.84         05/25/04             412,923
                                                                                                ------------
                                                                                                     979,422
                                                                                                ------------
             REAL ESTATE DEVELOPMENT (0.4%)
     204     World Financial Properties -- 144A*...............    6.91         09/01/13             226,331
     245     World Financial Properties -- 144A*...............    6.95         09/01/13             270,251
                                                                                                ------------
                                                                                                     496,582
                                                                                                ------------
             REAL ESTATE INVESTMENT TRUSTS (0.7%)
     290     EOP Operating L.P.................................   6.763         06/15/07             320,180
      40     Prologis Trust....................................    5.50         03/01/13              40,894
     425     Simon Property Group L.P..........................   6.375         11/15/07             465,471
     115     Vornado Realty Trust..............................   5.625         06/15/07             118,769
                                                                                                ------------
                                                                                                     945,314
                                                                                                ------------
             SAVINGS BANKS (0.1%)
     145     Washington Mutual Bank............................    5.50         01/15/13             153,585
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Quality Income Trust
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                        COUPON         MATURITY
THOUSANDS                                                         RATE            DATE             VALUE

------------------------------------------------------------------------------------------------------------

             SERVICES TO THE HEALTH INDUSTRY (0.3%)
 $   335     Anthem Insurance Companies, Inc. -- 144A*.........   9.125%        04/01/10        $    410,369
                                                                                                ------------
             Total Corporate Bonds
              (COST $31,301,424)..............................................................    33,427,255
                                                                                                ------------
             Foreign Government Obligations (0.3%)
     315     United Mexican States Corp. (Mexico)..............   8.625         03/12/08             363,825
      75     United Mexican States Corp. (Mexico)..............   8.375         01/14/11              84,712
                                                                                                ------------
             Total Foreign Government Obligations
              (COST $429,029).................................................................       448,537
                                                                                                ------------
             U.S. Government & Agency Obligations (13.7%)
     540     Private Export Funding Corp.***...................    6.86         04/30/04             572,800

             U.S. Treasury Note
     800     ***...............................................   4.875         02/15/12             877,250
   3,500     ***...............................................    5.00         08/15/11           3,875,567
   1,520     ***...............................................    6.50         02/15/10           1,828,513
   2,000     ***...............................................    7.25         08/15/04           2,171,094
   8,300     ***...............................................   7.875         11/15/04           9,202,949
                                                                                                ------------
             Total U.S. Government & Agency Obligations
              (COST $18,326,641)..............................................................    18,528,173
                                                                                                ------------
             Mortgage-Backed Securities (30.5%)

             Federal Home Loan Mortgage Corp.
     173     ..................................................    7.50         09/01/30             185,031
   3,128     ..................................................    8.00    08/01/29 - 06/01/31     3,370,525

             Federal National Mortgage Assoc.
  17,500     ..................................................    6.50            **             18,282,812
   4,000     ..................................................    7.00            **              4,218,750
   9,000     ..................................................    7.50            **              9,587,812
   4,158     ..................................................    7.50    09/01/29 - 07/01/32     4,429,556
   1,076     ..................................................    8.00    10/01/29 - 09/01/31     1,161,890
                                                                                                ------------
             Total Mortgage-Backed Securities
              (COST $41,008,477)..............................................................    41,236,376
                                                                                                ------------
             Asset-Backed Securities (17.7%)
             FINANCE/RENTAL/LEASING (16.9%)
     700     BMW Vehicle Owner Trust (Series 2002-A)
              (Class A4)***....................................    4.46         05/25/07             739,896

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Quality Income Trust
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                        COUPON         MATURITY
THOUSANDS                                                         RATE            DATE             VALUE

------------------------------------------------------------------------------------------------------------

 $   730     Capital Auto Receivables Asset Trust
              (Series 2002-3) (Class A3)***....................   3.58%         10/16/06        $    754,619
     750     Capital Auto Receivables Asset Trust
              (Series 2002-2) (Class A4)***....................    4.50         10/15/07             788,550
     795     Chase Credit Card Master Trust (Series 2001-4)
              (Class A)***.....................................    5.50         11/17/08             865,723
     700     Chase Manhattan Auto Owner Trust (Series 2002-A)
              (Class A4)***....................................    4.24         09/15/08             735,092
     800     Chase Manhattan Auto Owner Trust (Series 2002-3)
              (Class A4)***....................................    4.21         01/15/09             840,856
     700     Citibank Credit Card Issuance Trust
              (Series 2001-A8) (Class A8)***...................    4.10         12/07/06             728,836
   1,000     Citibank Credit Card Issuance Trust
              (Series 2002-A3) (Class A3)***...................    4.40         05/15/07           1,053,487
     650     Citibank Credit Card Issuance Trust
              (Series 2003-A2) (Class A2)......................    2.70         01/15/08             657,129
     900     Citibank Credit Card Issuance Trust
              (Series 2000-A1) (Class A1)***...................    6.90         10/15/07           1,006,884
     475     Connecticut RRB Special Purpose Trust CL&P-1
              (Series 2001-1) (Class A2).......................    5.36         03/30/07             496,390
     187     Daimler Chrysler Auto Trust (Series 2002-C)
              (Class A3).......................................    6.82         09/06/04             188,418
     800     Daimler Chrysler Auto Trust (Series 2002-A)
              (Class A4)***....................................    4.49         10/06/08             841,796
     900     Daimler Chrysler Auto Trust (Series 2002-C)
              (Class A4)***....................................    3.09         01/08/08             919,141
     900     Fleet Credit Card Master Trust II (Series 2002-C)
              (Class A)***.....................................    2.75         04/15/08             913,627
     400     Ford Credit Auto Owner Trust (Series 2002-B)
              (Class A3A)......................................    4.14         12/15/05             411,542
     225     Ford Credit Auto Owner Trust (Series 2002-B)
              (Class A4).......................................    4.75         08/15/06             238,436
     750     Ford Credit Auto Owner Trust (Series 2002-C)
              (Class A4).......................................    3.79         09/15/06             780,270
   1,000     Ford Credit Auto Owner Trust (Series 2002-D)
              (Class A4A)***...................................    3.13         11/15/06           1,025,089
     700     Harley-Davidson Motorcycle Trust (Series 2002-1)
              (Class A2).......................................    4.50         01/15/10             735,978
     600     Harley-Davidson Motorcycle Trust (Series 2002-2)
              (Class A2).......................................    3.09         06/15/10             614,481

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Quality Income Trust
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                        COUPON         MATURITY
THOUSANDS                                                         RATE            DATE             VALUE

------------------------------------------------------------------------------------------------------------

 $   500     Harley-Davidson Motorcycle Trust (Series 2003-1)
              (Class A2).......................................   2.63%         11/15/10        $    504,426
     500     Honda Auto Receivables Owner Trust
              (Series 2002-1) (Class A3).......................    3.50         10/17/05             508,848
     850     Honda Auto Receivables Owner Trust
              (Series 2002-2) (Class A4).......................    4.49         09/17/07             896,574
     500     Honda Auto Receivables Owner Trust
              (Series 2002-4) (Class A4).......................    2.70         03/17/08             504,529
     800     Honda Auto Receivables Owner Trust
              (Series 2003-1) (Class A4).......................    2.48         07/18/08             803,108
     600     MBNA Credit Card Master Note Trust
              (Series 2002-A6) (Class A6)......................    3.90         11/15/07             625,544
      17     MMCA Automobile Trust (Series 2000-1)
              (Class A3).......................................    7.00         06/15/04              17,209
     750     National City Auto Receivables Trust
              (Series 2002-A) (Class A3).......................    4.04         07/15/06             771,184
     400     Nissan Auto Receivables Owner Trust
              (Series 2002-A) (Class A3).......................    3.58         09/15/05             407,543
     325     Nissan Auto Receivables Owner Trust
              (Series 2001-C) (Class A4).......................    4.80         02/15/07             340,878
     600     Nissan Auto Receivables Owner Trust
              (Series 2002-B) (Class A4).......................    4.60         09/17/07             633,194
     600     Nordstrom Private Label Credit Card Master
              (Series 2001-1A) (Class A) -- 144A*..............    4.82         04/15/10             638,209
     900     Volkswagen Auto Lease Trust (Series 2002-A)
              (Class A3)***....................................    2.36         12/20/05             908,579
                                                                                                ------------
                                                                                                  22,896,065
                                                                                                ------------
             MAJOR BANKS (0.8%)
   1,000     Bank One Issuance Trust (Series 2002-A4)
              (Class A4)***....................................    2.94         06/16/08           1,019,996
                                                                                                ------------
             Total Asset-Backed Securities
              (COST $23,136,927)..............................................................    23,916,061
                                                                                                ------------
             Collateralized Mortgage Obligation (0.3%)
     361     Fannie Mae 2002-18PG (Cost $387,875)..............    5.50         06/25/08             364,795
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Quality Income Trust
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                        COUPON         MATURITY
THOUSANDS                                                         RATE            DATE             VALUE

------------------------------------------------------------------------------------------------------------

             Short-Term Investment (23.0%)
             Repurchase Agreement
 $31,077     Joint repurchase agreement account (dated
             02/28/03; proceeds $31,080,522) (a) (COST
             $31,077,000)......................................   1.36%         03/03/03        $ 31,077,000
                                                                                                ------------

           Total Investments
            (COST $145,667,373) (b)..........................      110.2%      148,998,197

           Liabilities in Excess of Other Assets.............      (10.2)      (13,767,853)
                                                                   -----      ------------

           Net Assets........................................      100.0%     $135,230,344
                                                                   =====      ============

---------------------

  *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 ** SECURITY WAS PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
 *** SOME OR ALL OF THESE SECURITIES ARE SEGREGATED IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $3,337,164 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $6,340, RESULTING IN NET UNREALIZED APPRECIATION OF $3,330,824.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Quality Income Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
FEBRUARY 28, 2003 (UNAUDITED)

Assets:
Investments in securities, at value (including
 repurchase agreement of $31,077,000)
 (cost $145,667,373)..............................  $148,998,197
Receivable for:
  Investments sold................................    40,235,002
  Shares of beneficial interest sold..............     2,381,820
  Interest........................................       961,818
Prepaid expenses and other assets.................        71,561
                                                    ------------
    Total Assets..................................   192,648,398
                                                    ------------
Liabilities:
Payable for:
  Investments purchased...........................    57,019,319
  Shares of beneficial interest redeemed..........       132,438
  Distribution fee................................        76,368
  Investment management fee.......................        61,345
  Dividends and distributions to shareholders.....        23,380
Accrued expenses and other payables...............       105,204
                                                    ------------
    Total Liabilities.............................    57,418,054
                                                    ------------
    Net Assets....................................  $135,230,344
                                                    ============
Composition of Net Assets:
Paid-in-capital...................................  $147,075,963
Net unrealized appreciation.......................     3,330,824
Dividends in excess of net investment income......      (835,928)
Accumulated net realized loss.....................   (14,340,515)
                                                    ------------
    Net Assets....................................  $135,230,344
                                                    ============
Class A Shares:
Net Assets........................................   $10,022,642
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     1,037,099
    Net Asset Value Per Share.....................  $       9.66
                                                    ============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET
     VALUE).......................................  $      10.09
                                                    ============
Class B Shares:
Net Assets........................................  $107,312,609
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    11,193,062
    Net Asset Value Per Share.....................  $       9.59
                                                    ============
Class C Shares:
Net Assets........................................    $9,234,718
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       961,624
    Net Asset Value Per Share.....................  $       9.60
                                                    ============
Class D Shares:
Net Assets........................................    $8,660,375
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       906,133
    Net Asset Value Per Share.....................  $       9.56
                                                    ============

Statement of Operations
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

Net Investment Income:
Interest Income...................................  $1,687,537
                                                    ----------
Expenses
Distribution fee (Class A shares).................       8,301
Distribution fee (Class B shares).................     438,703
Distribution fee (Class C shares).................      34,662
Investment management fee.........................     386,635
Transfer agent fees and expenses..................      69,107
Registration fees.................................      34,030
Shareholder reports and notices...................      29,138
Professional fees.................................      23,894
Trustees' fees and expenses.......................       9,267
Other.............................................       5,204
                                                    ----------
    Total Expenses................................   1,038,941
                                                    ----------
    Net Investment Income.........................     648,596
                                                    ----------

Net Realized and Unrealized Gain:
Net realized gain.................................      54,815
Net change in unrealized appreciation.............   3,115,394
                                                    ----------
    Net Gain......................................   3,170,209
                                                    ----------
Net Increase......................................  $3,818,805
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Quality Income Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                             FOR THE SIX      FOR THE YEAR
                                            MONTHS ENDED          ENDED
                                          FEBRUARY 28, 2003  AUGUST 31, 2002
                                          -----------------  ---------------
                                             (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................    $    648,596      $  3,829,987
Net realized gain.......................          54,815         2,245,051
Net change in unrealized
 appreciation/depreciation..............       3,115,394        (1,010,383)
                                            ------------      ------------

    Net Increase........................       3,818,805         5,064,655
                                            ------------      ------------

Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................        (116,315)         (179,929)
Class B shares..........................      (1,525,073)       (3,265,862)
Class C shares..........................        (119,913)         (155,164)
Class D shares..........................        (205,169)         (218,659)
                                            ------------      ------------

    Total Dividends.....................      (1,966,470)       (3,819,614)
                                            ------------      ------------

Net increase from transactions in shares
 of beneficial interest.................       1,052,264        22,208,366
                                            ------------      ------------

    Net Increase........................       2,904,599        23,453,407

Net Assets:
Beginning of period.....................     132,325,745       108,872,338
                                            ------------      ------------

End of Period
 (INCLUDING DIVIDENDS IN EXCESS OF NET
 INVESTMENT INCOME OF $835,928 AND
 ACCUMULATED UNDISTRIBUTED NET
 INVESTMENT INCOME OF $481,946,
 RESPECTIVELY)..........................    $135,230,344      $132,325,745
                                            ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Quality Income Trust
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Quality Income Trust (the "Fund"), formerly Morgan Stanley Intermediate Income Securities (the Fund's name changed effective April 22,
2003), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund seeks to achieve its objective by investing at least 80% of its assets in intermediate term, investment grade fixed income securities. The Fund was organized as a Massachusetts business trust on September 1, 1988 and commenced operations on May 3, 1989. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

Morgan Stanley Quality Income Trust
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement , the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% to the portion of daily net assets

Morgan Stanley Quality Income Trust
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

not exceeding $500 million; 0.50% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.40% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of the daily net asset exceeding $1 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.85% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,699,464 at February 28, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended
February 28, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $8,125, $133,711 and $2,790, respectively and received $46,164 in front-end sales

Morgan Stanley Quality Income Trust
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended February 28, 2003, aggregated $282,928,775, and $281,959,380, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $38,883,319 and $47,174,243, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended February 28, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,539. At February 28, 2003, the Fund had an accrued pension liability of $58,673 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
At August 31, 2002, the Fund had a net capital loss carryover of approximately $13,345,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 of the following years:

              AMOUNT IN THOUSANDS
------------------------------------------------
 2003   2004   2005   2006   2008    2009   2010
------  ----  ------  ----  ------  ------  ----
$6,103  $313  $2,351  $200  $1,146  $2,892  $340
======  ====  ======  ====  ======  ======  ====

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $1,054,000 during fiscal 2002.

As of August 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and book amortization of discounts on debt securities.

Morgan Stanley Quality Income Trust
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                      FOR THE SIX               FOR THE YEAR
                                      MONTHS ENDED                 ENDED
                                   FEBRUARY 28, 2003          AUGUST 31, 2002
                                ------------------------  ------------------------
                                      (UNAUDITED)
                                  SHARES       AMOUNT       SHARES       AMOUNT
                                ----------  ------------  ----------  ------------
CLASS A SHARES
Sold..........................   1,323,294  $ 12,697,683   4,601,318  $ 43,662,281
Reinvestment of dividends.....       8,936        85,727      16,108       151,661
Redeemed......................  (1,420,532)  (13,604,001) (3,938,770)  (37,318,849)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class A......................     (88,302)     (820,591)    678,656     6,495,093
                                ----------  ------------  ----------  ------------
CLASS B SHARES
Sold..........................   3,290,343    31,261,009   8,301,113    77,663,399
Reinvestment of dividends.....     108,278     1,029,614     229,053     2,136,654
Redeemed......................  (3,132,215)  (29,697,198) (8,023,847)  (75,013,877)
                                ----------  ------------  ----------  ------------
Net increase -- Class B.......     266,406     2,593,425     506,319     4,786,176
                                ----------  ------------  ----------  ------------
CLASS C SHARES
Sold..........................   1,468,186    13,943,631   1,056,702     9,887,000
Reinvestment of dividends.....       9,205        87,687      13,255       123,842
Redeemed......................  (1,193,818)  (11,342,446)   (843,310)   (7,894,423)
                                ----------  ------------  ----------  ------------
Net increase -- Class C.......     283,573     2,688,872     226,647     2,116,419
                                ----------  ------------  ----------  ------------
CLASS D SHARES
Sold..........................   1,559,725    14,770,938   1,856,116    17,358,806
Reinvestment of dividends.....      11,636       110,402      14,251       132,783
Redeemed......................  (1,932,104)  (18,290,782)   (926,421)   (8,680,911)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class D......................    (360,743)   (3,409,442)    943,946     8,810,678
                                ----------  ------------  ----------  ------------
Net increase in Fund..........     100,934  $  1,052,264   2,355,568  $ 22,208,366
                                ==========  ============  ==========  ============

7. Subsequent Events -- Change in Investment Policies
Effective April 22, 2003, the Fund will seek to achieve its objective by investing in general investment grade corporate bonds without any limit as to the maturities of the Fund's investments or the weighted average maturity of the Fund's portfolio. Additionally, on April 22, 2003, shareholders of the Fund approved the Fund's use of futures.

Morgan Stanley Quality Income Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                              FOR THE SIX                      FOR THE YEAR ENDED AUGUST 31,
                             MONTHS ENDED     ---------------------------------------------------------------
                           FEBRUARY 28, 2003     2002         2001         2000         1999         1998
                           -----------------  -----------  -----------  -----------  -----------  -----------
                              (UNAUDITED)
Class A Shares:
Selected Per Share Data:
Net asset value,
 beginning of period.....        $ 9.53          $ 9.35      $ 8.97       $ 9.30       $ 9.71       $ 9.59
                                 ------          ------      ------       ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income................          0.07            0.37        0.52         0.55         0.55         0.56
  Net realized and
   unrealized gain
   (loss)................          0.23            0.19        0.38        (0.33)       (0.41)        0.13
                                 ------          ------      ------       ------       ------       ------

Total income from
 investment operations...          0.30            0.56        0.90         0.22         0.14         0.69
                                 ------          ------      ------       ------       ------       ------

Less dividends from net
 investment income.......         (0.17)          (0.38)      (0.52)       (0.55)       (0.55)       (0.57)
                                 ------          ------      ------       ------       ------       ------

Net asset value, end of
 period..................        $ 9.66          $ 9.53      $ 9.35       $ 8.97       $ 9.30       $ 9.71
                                 ======          ======      ======       ======       ======       ======

Total Return+............          3.16%(1)        6.17%      10.34%        2.49%        1.39%        7.30%

Ratios to Average Net
 Assets:(3)
Expenses.................          1.11%(2)        1.04%       1.21%        1.10%        1.08%        1.10%
Net investment income....          1.51%(2)        4.03%       5.71%        6.02%        5.67%        5.80%
Supplemental Data:
Net assets, end of
 period, in thousands....       $10,023         $10,730      $4,177       $4,196       $3,557       $3,457
Portfolio turnover
 rate....................           231%(1)         400%        358%         114%          99%          98%

---------------------

  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Quality Income Trust
FINANCIAL HIGHLIGHTS CONTINUED

                              FOR THE SIX                      FOR THE YEAR ENDED AUGUST 31,
                             MONTHS ENDED     ---------------------------------------------------------------
                           FEBRUARY 28, 2003     2002         2001         2000         1999         1998
                           -----------------  -----------  -----------  -----------  -----------  -----------
                              (UNAUDITED)
Class B Shares:
Selected Per Share Data:
Net asset value,
 beginning of period.....        $ 9.45          $ 9.35       $ 8.98       $ 9.31       $ 9.70       $ 9.59
                                 ------          ------       ------       ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income................          0.04            0.31         0.47         0.49         0.49         0.51
  Net realized and
   unrealized gain
   (loss)................          0.24            0.10         0.37        (0.33)       (0.39)        0.11
                                 ------          ------       ------       ------       ------       ------
Total income from
 investment operations...          0.28            0.41         0.84         0.16         0.10         0.62
                                 ------          ------       ------       ------       ------       ------

Less dividends from net
 investment income.......         (0.14)          (0.31)       (0.47)       (0.49)       (0.49)       (0.51)
                                 ------          ------       ------       ------       ------       ------

Net asset value, end of
 period..................        $ 9.59          $ 9.45       $ 9.35       $ 8.98       $ 9.31       $ 9.70
                                 ======          ======       ======       ======       ======       ======

Total Return+............          2.98%(1)        4.58%        9.55%        1.80%        0.92%        6.53%

Ratios to Average Net
 Assets:(3)
Expenses.................          1.71%(2)        1.72%        1.84%        1.77%        1.75%        1.71%
Net investment income....          0.91%(2)        3.35%        5.08%        5.35%        5.00%        5.19%
Supplemental Data:
Net assets, end of
 period, in thousands....      $107,313        $103,238      $97,452      $82,964     $120,843     $151,515
Portfolio turnover
 rate....................           231%(1)         400%         358%         114%          99%          98%

---------------------

  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Quality Income Trust
FINANCIAL HIGHLIGHTS CONTINUED

                              FOR THE SIX                      FOR THE YEAR ENDED AUGUST 31,
                             MONTHS ENDED     ---------------------------------------------------------------
                           FEBRUARY 28, 2003     2002         2001         2000         1999         1998
                           -----------------  -----------  -----------  -----------  -----------  -----------
                              (UNAUDITED)
Class C Shares:
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 9.46          $ 9.36       $ 8.99       $ 9.32       $ 9.71       $ 9.61
                                ------          ------       ------       ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income................         0.04            0.31         0.47         0.49         0.49         0.49
  Net realized and
   unrealized gain
   (loss)................         0.24            0.10         0.37        (0.33)       (0.39)        0.11
                                ------          ------       ------       ------       ------       ------

Total income from
 investment operations...         0.28            0.41         0.84         0.16         0.10         0.60
                                ------          ------       ------       ------       ------       ------

Less dividends from net
 investment income.......        (0.14)          (0.31)       (0.47)       (0.49)       (0.49)       (0.50)
                                ------          ------       ------       ------       ------       ------

Net asset value, end of
 period..................       $ 9.60          $ 9.46       $ 9.36       $ 8.99       $ 9.32       $ 9.71
                                ======          ======       ======       ======       ======       ======

Total Return+............         2.97%(1)        4.57%        9.54%        1.80%        0.91%        6.39%

Ratios to Average Net
 Assets:(3)
Expenses.................         1.71%(2)        1.72%        1.84%        1.77%        1.75%        1.71%
Net investment income....         0.91%(2)        3.35%        5.08%        5.35%        5.00%        5.19%
Supplemental Data:
Net assets, end of
 period, in thousands....       $9,235          $6,415       $4,226       $1,738       $1,759         $457
Portfolio turnover
 rate....................          231%(1)         400%         358%         114%          99%          98%

---------------------

  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Quality Income Trust
FINANCIAL HIGHLIGHTS CONTINUED

                              FOR THE SIX                      FOR THE YEAR ENDED AUGUST 31,
                             MONTHS ENDED     ---------------------------------------------------------------
                           FEBRUARY 28, 2003     2002         2001         2000         1999         1998
                           -----------------  -----------  -----------  -----------  -----------  -----------
                              (UNAUDITED)
Class D Shares:
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 9.43           $ 9.35      $ 8.98       $ 9.31       $ 9.70       $ 9.59
                                ------           ------      ------       ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income................         0.08             0.38        0.55         0.57         0.57         0.59
  Net realized and
   unrealized gain
   (loss)................         0.23             0.09        0.37        (0.33)       (0.39)        0.11
                                ------           ------      ------       ------       ------       ------

Total income from
 investment operations...         0.31             0.47        0.92         0.24         0.18         0.70
                                ------           ------      ------       ------       ------       ------

Less dividends from net
 investment income.......        (0.18)           (0.39)      (0.55)       (0.57)       (0.57)       (0.59)
                                ------           ------      ------       ------       ------       ------

Net asset value, end of
 period..................       $ 9.56           $ 9.43      $ 9.35       $ 8.98       $ 9.31       $ 9.70
                                ======           ======      ======       ======       ======       ======

Total Return+............         3.31%(1)         5.23%      10.48%        2.67%        1.79%        7.43%

Ratios to Average Net
 Assets:(3)
Expenses.................         0.86%(2)         0.87%       0.99%        0.92%        0.90%        0.86%
Net investment income....         1.76%(2)         4.20%       5.93%        6.20%        5.85%        6.04%
Supplemental Data:
Net assets, end of
 period, in thousands....       $8,660          $11,943      $3,018       $6,834       $7,493       $5,726
Portfolio turnover
 rate....................          231%(1)          400%        358%         114%          99%          98%

---------------------

  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

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38557RPT-10480C03-AP-3/03


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MORGAN STANLEY
QUALITY INCOME TRUST


SEMIANNUAL REPORT
FEBRUARY 28, 2003